UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTD

Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.0% (97.4% of Total Investments)

	COMMON STOCKS – 107.0% (74.4% of Total Investments)

	Aerospace & Defense – 3.3%

14,304	Lockheed Martin Corporation	$4,438,388
151,021	Safran SA, (2)	3,854,056
	Total Aerospace & Defense	8,292,444

	Automobiles – 3.2%

48,086	Daimler AG, (2)	3,835,676
103,428	General Motors Company, (3), (4)	4,176,423
	Total Automobiles	8,012,099

	Banks – 13.4%

45,154	BOC Hong Kong Holdings Limited, (2)	4,360,070
217,933	Danske Bank A/S, (2)	4,371,736
83,342	JPMorgan Chase & Co., (3)	7,959,994
1,020,726	Lloyds Banking Group PLC, (4)	3,735,857
129,084	Swedbank AB, (2)	3,561,440
63,858	Toronto-Dominion Bank	3,593,290
111,981	Wells Fargo & Company, (4)	6,175,752
	Total Banks	33,758,139

	Beverages – 3.5%

61,831	Heineken NV, (2)	3,068,673
51,472	PepsiCo, Inc., (3)	5,735,525
	Total Beverages	8,804,198

	Biotechnology – 3.6%

72,326	AbbVie Inc., (3)	6,426,888
115,391	Grifols SA	2,525,909
	Total Biotechnology	8,952,797

	Capital Markets – 2.5%

6,145	BlackRock Inc., (4)	2,747,368
49,382	Macquarie Group Limited, (2)	3,522,942
	Total Capital Markets	6,270,310

	Chemicals – 4.4%

141,868	Koninklijke DSM NV, (2)	2,906,875
39,262	Linde AG, (2)	807,227
24,737	Monsanto Company, (3)	2,963,987
32,125	Praxair, Inc.	4,489,147
	Total Chemicals	11,167,236

	Consumer Finance – 1.7%

64,835	Discover Financial Services, (3), (4)	4,180,561

	Containers & Packaging – 3.7%

76,843	Amcor Limited, (2)	3,687,696
49,068	Packaging Corp. of America	5,627,118
	Total Containers & Packaging	9,314,814

	Diversified Financial Services – 1.3%

39,744	Orix Corporation	3,216,879

NUVEEN	1

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	Diversified Telecommunication Services – 4.1%

186,159	AT&T Inc., (3)	$7,291,848
126,783	HKT Trust and HKT Limited, (2)	3,080,827
	Total Diversified Telecommunication Services	10,372,675

	Electric Utilities – 5.5%

46,113	NextEra Energy Inc., (4)	6,757,860
366,447	Red Electrica Corporacion SA, (2)	3,818,378
171,195	Scottish and Southern Energy PLC, (2)	3,249,281
	Total Electric Utilities	13,825,519

	Food Products – 1.2%

191,702	Groupe Danone, (2), (4)	3,019,306

	Health Care Equipment & Supplies – 0.8%

23,672	Medtronic, PLC, (3)	1,840,971

	Health Care Providers & Services – 3.5%

45,354	UnitedHealth Group Incorporated, (3), (4)	8,882,581

	Hotels, Restaurants & Leisure – 1.4%

158,250	Compass Group PLC, (2)	3,420,732

	Household Durables – 1.6%

22,321	Whirlpool Corporation, (4)	4,116,885

	Household Products – 3.2%

74,472	Colgate-Palmolive Company, (4)	5,425,285
146,805	Reckitt and Benckiser, (2)	2,732,041
	Total Household Products	8,157,326

	Industrial Conglomerates – 2.6%

46,420	Honeywell International Inc., (4)	6,579,571

	IT Services – 5.6%

53,604	Accenture Limited, (3), (4)	7,240,292
74,797	Fidelity National Information Services, (4)	6,985,292
	Total IT Services	14,225,584

	Machinery – 1.0%

26,994	Ingersoll Rand Company Limited, Class A	2,407,055

	Media – 2.1%

63,476	Comcast Corporation, Class A	2,442,556
31,258	WPP Group PLC	2,900,742
	Total Media	5,343,298

	Oil, Gas & Consumable Fuels – 6.6%

45,723	Chevron Corporation, (3), (4)	5,372,453
86,537	Enbridge Inc., (3)	3,620,708
48,442	Phillips 66	4,437,772
61,151	Total SA, Sponsored ADR, (4)	3,272,802
	Total Oil, Gas & Consumable Fuels	16,703,735

	Personal Products – 2.0%

52,046	L’Oreal, (2)	2,212,996
47,965	Unilever NV	2,780,051
	Total Personal Products	4,993,047

2	NUVEEN

Shares	Description (1)			Value

	Pharmaceuticals – 5.3%

23,670	Johnson & Johnson, (4)			$3,077,337
186,764	Pfizer Inc., (3), (4)			6,667,475
72,148	Sanofi-Aventis, (4)			3,592,249
	Total Pharmaceuticals			13,337,061

	Professional Services – 2.7%

114,784	Experian PLC, (2)			2,316,341
111,230	Nielsen Holdings PLC			4,610,484
	Total Professional Services			6,926,825

	Real Estate Management & Development – 0.8%

399,676	Capitaland Limited, (2)			2,107,372

	Road & Rail – 2.3%

49,847	Union Pacific Corporation			5,780,757

	Software – 4.4%

101,956	Microsoft Corporation, (4)			7,594,702
32,747	SAP SE, Sponsored ADR, (4)			3,590,709
	Total Software			11,185,411

	Specialty Retail – 2.1%

66,154	Lowe’s Companies, Inc., (3), (4)			5,288,351

	Technology Hardware, Storage & Peripherals – 3.1%

51,497	Apple, Inc., (3), (4)			7,936,718

	Trading Companies & Distributors – 1.9%

144,514	Itochu Corporation, (2)			4,732,183

	Wireless Telecommunication Services – 2.6%

236,156	KDDI Corporation, (2)			3,105,451
119,534	Vodafone Group PLC, Sponsored ADR, (4)			3,401,938
	Total Wireless Telecommunication Services			6,507,389
	Total Common Stocks (cost $185,458,212)			269,659,829

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.2% (0.9% of Total Investments)

	Banks – 0.8%

975	Bank of America Corporation	7.250%	BB+	$1,268,933
700	Wells Fargo & Company	7.500%	BBB	920,500
	Total Banks			2,189,433

	Electric Utilities – 0.4%

14,100	NextEra Energy Inc.	6.371%	BBB	934,971
	Total Convertible Preferred Securities (cost $2,917,069)			3,124,404

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 16.6% (11.5% of Total Investments)

	Banks – 4.4%

33,065	Boston Private Financial Holdings Inc.	6.950%	N/R	$853,077
4,615	Citigroup Inc.	8.125%	BB+	126,912
17,200	Citigroup Inc.	7.125%	BB+	498,628
8,700	Cobank Agricultural Credit Bank, 144A, (2)	6.250%	BBB+	932,804
2,209	Cobank Agricultural Credit Bank, (2)	6.125%	BBB+	218,622

NUVEEN	3

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	Banks (continued)

29,100	Fifth Third Bancorp.	6.625%	Baa3	$872,709
31,776	FNB Corporation	7.250%	Ba2	940,570
18,106	HSBC Holdings PLC	8.000%	BBB+	488,500
32,000	Huntington BancShares Inc.	6.250%	Baa3	877,440
32,975	KeyCorp Preferred Stock	6.125%	Baa3	969,135
25,700	People’s United Financial, Inc.	5.625%	BB+	690,045
21,611	Private Bancorp Incorporated	7.125%	N/R	542,229
41,202	Regions Financial Corporation	6.375%	Ba1	1,177,553
56,493	U.S. Bancorp.	6.500%	A3	1,646,771
9,225	Western Alliance Bancorp.	6.250%	N/R	241,603
	Total Banks			11,076,598

	Capital Markets – 2.6%

6,700	Apollo Investment Corporation	6.875%	BBB–	175,406
25,675	Apollo Investment Corporation	6.625%	BBB–	641,875
36,400	Charles Schwab Corporation	6.000%	BBB	987,896
11,059	Fifth Street Finance Corporation	6.125%	BB	280,567
23,881	Hercules Technology Growth Capital Incorporated	6.250%	BBB–	607,055
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	941,057
43,200	Morgan Stanley	7.125%	Ba1	1,267,488
30,802	Solar Capital Limited	6.750%	BBB–	779,598
32,600	Stifel Financial Corporation	6.250%	BB–	874,984
2,472	Triangle Capital Corporation	6.375%	N/R	62,690
	Total Capital Markets			6,618,616

	Consumer Finance – 1.0%

30,150	Capital One Financial Corporation	6.700%	Baa3	819,176
18,225	Discover Financial Services	6.500%	BB–	463,826
48,440	GMAC Capital Trust I	5.785%	B+	1,278,816
	Total Consumer Finance			2,561,818

	Diversified Financial Services – 0.6%

10,400	B. Riley Financial, Inc.	7.500%	N/R	266,240
35,300	KKR Financial Holdings LLC	7.375%	BBB	910,387
12,444	Main Street Capital Corporation	6.125%	N/R	320,433
	Total Diversified Financial Services			1,497,060

	Diversified Telecommunication Services – 0.4%

16,700	Qwest Corporation	7.000%	BBB–	423,512
26,000	Qwest Corporation	6.875%	BBB–	677,040
	Total Diversified Telecommunication Services			1,100,552

	Equity Real Estate Investment Trusts – 2.0%

22,900	Colony Northstar, Inc.	8.875%	N/R	580,057
11,327	Colony Northstar, Inc.	8.750%	N/R	309,227
3,975	Colony Northstar, Inc.	8.250%	N/R	100,687
31,350	DDR Corporation	6.500%	Baa3	785,631
10,288	Digital Realty Trust Inc.	7.375%	Baa3	279,011
31,651	Digital Realty Trust Inc.	6.625%	BB+	893,508
17,225	LaSalle Hotel Properties	6.300%	N/R	440,960
10,150	Senior Housing Properties Trust	5.625%	BBB–	257,708
18,620	Sunstone Hotel Investors Inc.	6.950%	N/R	504,602
33,255	VEREIT, Inc.	6.700%	BB	855,651
	Total Equity Real Estate Investment Trusts			5,007,042

	Food Products – 1.0%

39,225	CHS Inc.	7.100%	N/R	1,137,917
46,210	CHS Inc.	6.750%	N/R	1,273,085
	Total Food Products			2,411,002

4	NUVEEN

Shares	Description (1)	Coupon		Ratings (5)	Value

	Insurance – 2.7%

4,285	Arch Capital Group Limited	6.750%		BBB	$109,053
32,616	Argo Group US Inc.	6.500%		BBB–	822,902
64,150	Endurance Specialty Holdings Limited	6.350%		Baa2	1,716,013
20,688	Kemper Corporation	7.375%		Ba1	549,266
39,825	Maiden Holdings Limited	8.250%		BB	1,009,564
15,118	Maiden Holdings NA Limited	7.750%		BBB–	395,638
26,934	National General Holding Company	7.500%		N/R	685,470
9,191	National General Holding Company	7.500%		N/R	234,554
13,775	Reinsurance Group of America Inc.	6.200%		BBB	391,899
16,000	Reinsurance Group of America, Inc.	5.750%		BBB	463,040
16,500	Torchmark Corporation	6.125%		BBB+	442,695
	Total Insurance				6,820,094

	Mortgage Real Estate Investment Trusts – 0.3%

14,385	Arbor Realty Trust Incorporated	7.375%		N/R	366,818
10,028	MFA Financial Inc.	8.000%		N/R	260,527
	Total Mortgage Real Estate Investment Trusts				627,345

	Real Estate Management & Development – 0.2%

16,770	Kennedy-Wilson Inc.	7.750%		BB–	424,449

	Thrifts & Mortgage Finance – 0.7%

31,750	Federal Agricultural Mortgage Corporation	6.875%		N/R	846,423
33,900	New York Community Bancorp Inc.	6.375%		Ba1	989,541
	Total Thrifts & Mortgage Finance				1,835,964

	U.S. Agency – 0.2%

4,750	Farm Credit Bank of Texas, 144A, (2)	6.750%		Baa1	521,312

	Wireless Telecommunication Services – 0.5%

48,000	United States Cellular Corporation	7.250%		Ba1	1,270,560
	Total $25 Par (or similar) Preferred Securities (cost $38,754,650)				41,772,412

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 3.9% (2.8% of Total Investments)

	Banks – 0.1%

$125	Bank of America Corporation	6.300%	N/A (6)	BB+	$141,250

	Chemicals – 0.3%

275	A Schulman Inc.	6.875%	6/01/23	B	285,313
325	CVR Partners LP / CVR Nitrogen Finance Corp., 144A	9.250%	6/15/23	B+	346,125
600	Total Chemicals				631,438

	Commercial Services & Supplies – 0.2%

250	GFL Environmental Corporation, 144A	9.875%	2/01/21	B–	266,500
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	B+	339,500
600	Total Commercial Services & Supplies				606,000

	Containers & Packaging – 0.2%

400	Sealed Air Corporation, 144A	6.875%	7/15/33	BB+	469,000

	Diversified Telecommunication Services – 0.5%

875	Frontier Communications Corporation	11.000%	9/15/25	B+	743,750
582	Qwest Corp.	6.875%	9/15/33	BBB–	569,350
1,457	Total Diversified Telecommunication Services				1,313,100

NUVEEN	5

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Electric Utilities – 0.5%

$1,160	Emera, Inc.	6.750%	6/15/76	BBB–	$1,319,500

	Equity Real Estate Investment Trusts – 0.3%

825	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB–	728,062

	Food Products – 0.2%

400	Land O’ Lakes Incorporated, 144A	7.250%	N/A (6)	BB	433,000

	Health Care Providers & Services – 0.2%

430	Kindred Healthcare Inc.	8.000%	1/15/20	B–	422,342

	Machinery – 0.2%

400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB	432,000

	Media – 0.3%

750	Dish DBS Corporation	7.750%	7/01/26	Ba3	860,625

	Metals & Mining – 0.1%

225	ArcelorMittal	7.750%	10/15/39	BB+	270,000

	Oil, Gas & Consumable Fuels – 0.1%

300	Enviva Partners LP / Enviva Partners Finance Corp.	8.500%	11/01/21	B+	319,500

	Specialty Retail – 0.3%

900	L Brands, Inc.	6.875%	11/01/35	BB+	877,500

	Wireless Telecommunication Services – 0.4%

250	Altice Financing SA, 144A	7.500%	5/15/26	BB–	275,000
750	Viacom Inc.	6.875%	4/30/36	BBB	826,922
1,000	Total Wireless Telecommunication Services				1,101,922
$9,572	Total Corporate Bonds (cost $9,774,567)				9,925,239

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)

	Media – 0.2%

$675	Liberty Media Corporation	4.000%	11/15/29	BB	$479,250
$675	Total Convertible Bonds (cost $436,692)				479,250

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 11.1% (7.7% of Total Investments)

	Automobiles – 0.6%

$1,585	General Motors Financial Company Inc.	5.750%	N/A (6)	BB+	$1,642,456

	Banks – 5.7%

1,550	Bank of America Corporation	6.500%	N/A (6)	BB+	1,752,469
850	CIT Group Inc., Series A	5.800%	N/A (6)	B+	882,937
875	Citigroup Inc.	5.800%	N/A (6)	BB+	903,438
1,350	Citigroup Inc.	6.250%	N/A (6)	BB+	1,518,750
800	Citizens Financial Group Inc.	5.500%	N/A (6)	BB+	834,000
275	Cobank Agricultural Credit Bank	6.250%	N/A (6)	BBB+	303,361
825	JPMorgan Chase & Company	7.900%	N/A (6)	BBB–	849,750
1,900	JPMorgan Chase & Company	6.750%	N/A (6)	BBB–	2,173,239
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB–	137,968

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Banks (continued)

$975	M&T Bank Corporation	6.450%	N/A (6)	Baa2	$1,082,601
1,150	PNC Financial Services Inc.	6.750%	N/A (6)	Baa2	1,293,750
825	SunTrust Bank Inc.	5.625%	N/A (6)	Baa3	862,125
1,150	Wells Fargo & Company	5.875%	N/A (6)	BBB	1,279,950
475	Zions Bancorporation	7.200%	N/A (6)	BB–	532,000
13,125	Total Banks				14,406,338

	Capital Markets – 0.6%

500	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	535,625
850	Morgan Stanley	5.550%	N/A (6)	Ba1	885,594
1,350	Total Capital Markets				1,421,219

	Consumer Finance – 0.2%

400	Capital One Financial Corporation	5.550%	N/A (6)	Baa3	417,500

	Energy Equipment & Services – 0.2%

500	Transcanada Trust	5.875%	8/15/76	BBB	542,500

	Food Products – 1.1%

2,600	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	2,892,500

	Industrial Conglomerates – 0.9%

2,039	General Electric Capital Corporation	5.000%	N/A (6)	A	2,156,650

	Insurance – 1.8%

895	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,129,938
1,000	MetLife Inc.	10.750%	8/01/39	BBB	1,672,500
1,000	Nationwide Financial Services Inc.	6.750%	5/15/37	Baa2	1,110,000
594	Symetra Financial Corporation, 144A	8.300%	10/15/37	Baa2	594,000
3,489	Total Insurance				4,506,438
$25,088	Total $1,000 Par (or similar) Institutional Preferred (cost $25,275,610)				27,985,601
	Total Long-Term Investments (cost $262,616,800)				352,946,735

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 3.7% (2.6% of Total Investments)

	REPURCHASE AGREEMENTS – 3.7% (2.6% of Total Investments)

$9,320	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $9,320,455 collateralized by $9,530,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $9,513,504	0.120%	10/02/17		$9,320,362
	Total Short-Term Investments (cost $9,320,362)				9,320,362
	Total Investments (cost $271,937,162) – 143.7%				362,267,097
	Borrowings – (41.7)% (7), (8)				(105,000,000)
	Other Assets Less Liabilities – (2.0)% (9)				(5,175,307)
	Net Assets Applicable to Common Shares – 100%				$252,091,790

NUVEEN	7

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Investments in Derivatives as of September 30, 2017

Options Written

Description	Number of Contracts	Notional Amount (10)	Exercise Price	Expiration Date	Value
S&P 500® Index	(50)	$(12,500,000)	$2,500	10/20/17	$(141,000)
S&P 500® Index	(46)	(11,615,000)	2,525	10/20/17	(52,670)
NASDAQ 100® Index	(52)	(31,200,000)	6,000	10/20/17	(272,220)
NASDAQ 100® Index	(20)	(12,200,000)	6,100	10/20/17	(29,400)
Russell 2000® Index	(128)	(18,432,000)	1,440	10/20/17	(723,200)
Russell 2000® Index	(100)	(14,500,000)	1,450	10/20/17	(478,500)
Russell 2000® Index	(100)	(14,550,000)	1,455	10/20/17	(436,000)
Total Options Written (premiums received $600,024)	(496)	$(114,997,000)			$(2,132,990)

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Optional Termination Date	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$52,500,000	Receive	1-Month USD-LIBOR-ICE	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$182,408	$—	$182,408
JPMorgan Chase Bank, N.A.	27,625,000	Receive	1-Month USD-LIBOR-ICE	1.462	Monthly	12/01/17	12/01/18	12/01/20	(11,970)	387,949	(399,919)
Total	$80,125,000								$170,438	$387,949	$(217,511)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or the liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or the liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

8	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$201,888,530	$67,771,299	$—	$269,659,829
Convertible Preferred Securities	3,124,404	—	—	3,124,404
$25 Par (or similar) Retail Preferred	40,099,674	1,672,738	—	41,772,412
Corporate Bonds	—	9,925,239	—	9,925,239
Convertible Bonds	—	479,250	—	479,250
$1,000 Par (or similar) Institutional Preferred	—	27,985,601	—	27,985,601

Short-Term Investments:
Repurchase Agreements	—	9,320,362	—	9,320,362

Investments in Derivatives:
Options Written	(2,132,990)	—	—	(2,132,990)
Interest Rate Swaps*	—	(217,511)	—	(217,511)
Total	$242,979,618	$116,936,978	$—	$359,916,596
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an federal income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$273,055,104
Gross unrealized:
Appreciation	$92,257,502
Depreciation	(3,045,509)
Net unrealized appreciation (depreciation) of investments	$89,211,993

Tax cost of options written contracts	$(600,024)
Net unrealized appreciation (depreciation) on option contracts written	$(1,532,966)

Tax cost of swaps	$387,949
Net unrealized appreciation (depreciation) of swaps	$(217,511)

NUVEEN	9

JTD	Nuveen Tax-Advantaged Dividend Growth Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $96,634,280.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Borrowings as a percentage of Total Investments is 29.0%.

(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $230,121,830 have been pledged as collateral for borrowings.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Excercise Price by 100.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017